Conseco Fund Group

                          Classes A, B, C and Y Shares

                        Supplement Dated October 19, 2000
                     to the Prospectus dated April 13, 2000
                             as revised May 22, 2000

The following disclosure replaces the information for Thomas J. Pence, Erik J. Voss and Nicholas B. Truitt, respectively, under the heading titled "Portfolio managers of the Conseco Fund Group":

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FUND MANAGER                WITH CCM SINCE             PROFESSIONAL EXPERIENCE                 FUNDS
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
Maxwell E. Bublitz,              1987            o  Responsible for complete               o  Conseco 20
CFA, FLMI                                           oversight of Conseco Capital           o  Conseco
Chief Executive                                     Management, Inc.                          Equity
Officer and                                      o  Has served in multiple senior          o  Conseco
President, Conseco                                  positions throughout CCM including        Balanced
Capital Management,                                 research, trading, portfolio              (equity
Inc.                                                management and asset-liability            portion)
                                                    management since 1987
Senior Vice                                      o  Portfolio manager of other
President, Conseco,                                 affiliated investment companies
Inc.
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